VISIO 2020-1 DEPOSITOR LLC ABS-15G/A

Exhibit 99.13

Exception Grades
Run Date - 7/10/2020 8:58:17 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
208584334	xxxx		15031749	1471925-3831	11/14/2019	Credit	Credit	Miscellaneous	Credit Exception:		Based on the fact that the seller had owned the property less than 6 months the max allowed LTV is 70%. The subject LTV is actually 75%. Lender exception approval is in file. The noted compensating factor does not fall into an acceptable category (FICO, reserves, etc.).	Lender waived based on high fico and other factors.		Originator	Reviewer Comment (2019-11-20): Lender waived based on high fico and other factors. Buyer Comment (2019-11-20): Compensating factors are high DSCR 1.239, high credit score of 786, excess reserves of $2K, and past business with the borrower.			11/20/2019	2	B	xxxx	xx	Investment	Purchase		C	B	C	B			A	A			No
208807630	xxxx		15390983	1473053-3831	12/10/2019	Credit	Credit	Miscellaneous	Credit Exception:		Unpaid late charges are apparent on the mortgage pay off. A lender exception approval is in file but no compensating factors were provided.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	48 above requirements. The DSCR is greater than the minimum required DSCR	Aggregator Aggregator	Reviewer Comment (2020-07-09): Client elects to waive with compensation factors. Reviewer Comment (2019-12-18): Waived per originator based on high FICO and high DSCR. Buyer Comment (2019-12-17): Compensating factors are high credit score of 708 and high DSCR of 1.406.			07/09/2020	2	B	xxxx	xx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No